Formation transactions and initial public offering (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Oct. 24, 2012
Formation transactions and initial public offering [Abstract]
Limited liability company, business, formation date	Oct. 24, 2012
Number of common units sold under IPO (in shares)	10,062,500
Common units issued in connection with the exercise of underwriters' option to purchase additional common units (in shares)	1,312,500
Distribution per unit of limited partner interest (in dollars per share)		$ 22
Proceeds from issuance of common limited partners units	$ 221.4
Net Proceeds from issuance of common limited partners units	202.6
Payments of stock issuance costs	18.8
Number of common units owned (in shares)		14,752,525
Number of subordinated units owned (in shares)	16,543,350
Minimum distribution per unit of limited partner interest (in dollars per share)	$ 0.4456
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiaries (in hundredths)	75.70%
Percentage of limited partner interest and non-economic general partner interest (in hundredths)	0.3
Percentage of interest in general partners (in hundredths)	100.00%
Percentage of ownership interest in limited liability company (LLC) (in hundredths)	51.00%
Revolving credit facility, amount		$ 300
Period of operating contract	5 years
Period before purchase rigs by entity	24 months
West Aquarius and West Vencedor [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiaries (in hundredths)	100.00%
West Capella [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiaries (in hundredths)	56.00%
West Capricorn [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiaries (in hundredths)	100.00%